Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes
Income Taxes

(14) Income Taxes

        The Company files a consolidated U.S. Federal and State income tax return. The current and deferred portions of net income tax expense included in the consolidated statements of income are presented below for the years ended December 31:

	2012	2011	2010
	(Dollars in Thousands)
Current
U.S.	$40,375	$61,279	$70,338
State	2,234	5,083	4,129
Foreign	33	15	22

Total current taxes	42,642	66,377	74,489

Deferred
U.S.	7,928	(2,296)	(3,394)
State	(5)	(3)	(138)

Total deferred taxes	7,923	(2,299)	(3,532)

Total income taxes	$50,565	$64,078	$70,957

        Total income tax expense differs from the amount computed by applying the U.S. Federal income tax rate of 35% for 2012, 2011 and 2010 to income before income taxes. The reasons for the differences for the years ended December 31 are as follows:

	2012	2011	2010
	(Dollars in Thousands)
Computed expected tax expense	$55,634	$66,941	$70,355
Change in taxes resulting from:
Tax-exempt interest income	(4,381)	(3,682)	(2,813)
State tax, net of federal income taxes and tax credit	1,446	3,302	2,594
Tax refunds	—	—	(2,143)
Litigation expense	—	—	5,375
Other investment income	(2,691)	(3,083)	(3,172)
Other	557	600	761

Actual tax expense	$50,565	$64,078	$70,957

        The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 2012 and 2011 are reflected below:

	2012	2011
	(Dollars in Thousands)
Deferred tax assets:
Loans receivable, principally due to the allowance for probable loan losses	$24,323	$34,035
Other real estate owned	3,919	3,774
Impairment charges on available-for-sale securities	3,611	3,288
Accrued expenses	137	514
Other	5,549	5,189

Total deferred tax assets	37,539	46,800

Deferred tax liabilities:
Bank premises and equipment, principally due to differences on depreciation	(21,529)	(23,313)
Net unrealized gains on available for sale investment securities	(36,156)	(47,252)
Identified intangible assets and goodwill	(18,133)	(18,430)
Other	(10,182)	(9,439)

Total deferred tax liabilities	(86,000)	(98,434)

Net deferred tax liability	$(48,461)	$(51,634)

        The net deferred tax liability of $48,461,000 at December 31, 2012 and $51,634,000 at December 31, 2011 is included in other liabilities in the consolidated statements of condition.